Consolidated Statements of Comprehensive Income (Loss) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Condensed Statement of Income Captions [Line Items]
Net income for the period	R$ 4,311,991	R$ 6,348,178
Other comprehensive income (loss)
Fair value investments in equity measured at fair value through other comprehensive income (1)	12,527	(87,077)
Tax effect on the fair value of investments	611	683
Items with no subsequent effect on income (loss)	13,138	(86,394)
Exchange rate variations on conversion of financial information of the subsidiaries abroad (2)	(103,396)	(113,060)
Items with subsequent effect on income (loss)	(103,396)	(113,060)
Total comprehensive income	4,221,733	6,148,724
Attributable to
Controlling shareholders’	4,215,146	6,141,306
Non-controlling interest	6,587	7,418
Lenzing Aktiengesellschaft (“Lenzing ”)
Other comprehensive income (loss)
Fair value investments in equity measured at fair value through other comprehensive income (1)	R$ 14,324	R$ (85,067)